Cover	Jul. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2026
Entity File Number	001-38037
Entity Registrant Name	OLENOX INDUSTRIES INC.
Entity Central Index Key	0001023994
Entity Tax Identification Number	95-4463937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1207 N. FM 3083 Bldg. C
Entity Address, City or Town	Conroe
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77304
City Area Code	(936)
Local Phone Number	323-6332
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	OLOX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false